Property, Plant and Equipment	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment
5.	Property, Plant and Equipment

Property, plant and equipment are stated at cost less accumulated depreciation and are summarized as follows:

	December 31
	2013	2012
	(Millions of yen)
Land	¥282,484	¥272,233
Buildings	1,570,024	1,447,838
Machinery and equipment	1,736,107	1,586,827
Construction in progress	73,645	112,919

	3,662,260	3,419,817
Less accumulated depreciation	(2,383,530)	(2,159,453)

	¥1,278,730	¥1,260,364

Depreciation expenses for the years ended December 31, 2013, 2012 and 2011 were ¥223,158 million, ¥211,973 million and ¥210,179 million, respectively.

Amounts due for purchases of property, plant and equipment were ¥33,585 million and ¥38,893 million at December 31, 2013 and 2012, respectively, and are included in other current liabilities in the accompanying consolidated balance sheets. Fixed assets presented in the consolidated statements of cash flows include property, plant and equipment and intangible assets.